Trade and other payables - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Trade and other payables [abstract]
Average purchase period	35 days	34 days	34 days	28 days
Consideration received for performance obligations not yet satisfied	£ 3.2	£ 3.1	£ 4.4	£ 4.0
Deferred consideration payable on acquisitions	£ 0.2	£ 0.0	£ 0.2	£ 0.7